Equity affiliates, other investments and related parties - Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Associates
Non current assets	$ 176,963	$ 157,683	$ 158,461
Current assets	79,799	84,948	72,517
Total assets	256,762	242,631	230,978
Shareholder's equity	118,114	114,037	101,574	$ 95,409
Non current liabilities	76,414	71,889	74,719
Current liabilities	62,234	56,705	54,685
Total liabilities & shareholders' equity	256,762	242,631	230,978
Revenues from sales	184,106	149,099	127,925
Net income	11,550	8,299	6,206
Other comprehensive income	(3,494)	6,725	(1,859)
Equity value	18,689	16,968	15,858
Profit/(loss)	3,170	2,015	2,214
Share of Other Comprehensive Income, net amount	$ (540)	$ (677)	$ 935
Novatek | Exploration & Production
Associates
% owned	19.40%	18.90%	18.90%
Revaluation identifiable assets on equity affiliates	$ 1,556	$ 1,804	$ 1,811
Equity value	4,303	4,231	3,893
Profit/(loss)	794	263	494
Share of Other Comprehensive Income, net amount	(540)	(491)	808
Dividends paid to the Group	151	128	111
Group share of equity associate's market value	9,578
Novatek | Exploration & Production | 100% gross
Associates
Non current assets	14,639	14,232	13,981
Current assets	4,545	3,404	2,409
Total assets	19,184	17,636	16,390
Shareholder's equity	14,163	12,842	11,015
Non current liabilities	3,086	3,187	3,574
Current liabilities	1,935	1,607	1,801
Total liabilities & shareholders' equity	19,184	17,636	16,390
Revenues from sales	13,415	10,022	7,779
Net income	4,636	1,950	3,137
Other comprehensive income	(2,545)	580	1,651
Liquefaction entities | Exploration & Production
Associates
Revaluation identifiable assets on equity affiliates	44	6
Equity value	3,758	3,768	3,755
Profit/(loss)	874	735	147
Share of Other Comprehensive Income, net amount	49	(194)	23
Dividends paid to the Group	816	672	479
Liquefaction entities | Exploration & Production | 100% gross
Associates
Non current assets	28,664	29,656	31,044
Current assets	9,358	7,875	5,790
Total assets	38,022	37,531	36,834
Shareholder's equity	22,615	22,804	22,886
Non current liabilities	9,826	10,291	10,839
Current liabilities	5,581	4,436	3,109
Total liabilities & shareholders' equity	38,022	37,531	36,834
Revenues from sales	25,644	20,401	15,557
Net income	$ 7,408	$ 5,781	$ 1,472
Nigeria LNG Limited | Exploration & Production
Associates
% owned	15.00%
Angola LNG Limited | Exploration & Production
Associates
% owned	13.60%
Yemen LNG Company Limited | Exploration & Production
Associates
% owned	39.62%
Qatar Liquefied Gas Company Limited | Exploration & Production
Associates
% owned	10.00%
Qatar Liquefied Gas Company Limited (II) | Exploration & Production
Associates
% owned	16.70%
Oman LNG, LLC | Exploration & Production
Associates
% owned	5.54%
Abu Dhabi Gas Liquefaction Company Limited | Exploration & Production
Associates
% owned	5.00%
Petrocedeno | Exploration & Production
Associates
% owned	30.32%	30.32%	30.32%
Equity value	$ 1,389	$ 1,570	$ 1,672
Profit/(loss)	37	62	84
Dividends paid to the Group	218	164	91
Petrocedeno | Exploration & Production | 100% gross
Associates
Non current assets	4,324	5,551	5,515
Current assets	5,580	4,291	4,166
Total assets	9,904	9,842	9,681
Shareholder's equity	4,581	5,178	5,515
Non current liabilities	20	13	10
Current liabilities	5,303	4,651	4,156
Total liabilities & shareholders' equity	9,904	9,842	9,681
Revenues from sales	1,629	1,708	1,398
Net income	$ 122	$ 204	$ 277
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
% owned	37.50%	37.50%	37.50%
Equity value	$ 905	$ 909	$ 863
Profit/(loss)	46	83	108
Share of Other Comprehensive Income, net amount	40	(82)	22
Dividends paid to the Group	$ 56	45
Refinery production capacity (in barrels per day) | item	440,000
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals | 100% gross
Associates
Non current assets	$ 11,281	11,601	12,056
Current assets	2,069	2,021	1,531
Total assets	13,350	13,622	13,587
Shareholder's equity	2,412	2,424	2,302
Non current liabilities	8,398	9,029	9,466
Current liabilities	2,540	2,169	1,819
Total liabilities & shareholders' equity	13,350	13,622	13,587
Revenues from sales	11,886	9,049	7,134
Net income	122	222	289
Other comprehensive income	16	20	2
Qatar | Refining & Chemicals
Associates
Equity value	740	814	832
Profit/(loss)	198	190	211
Share of Other Comprehensive Income, net amount	6	(12)	6
Dividends paid to the Group	271	201	292
Qatar | Refining & Chemicals | 100% gross
Associates
Non current assets	3,968	4,405	4,152
Current assets	1,741	1,696	1,404
Total assets	5,709	6,101	5,556
Shareholder's equity	2,748	3,200	3,393
Non current liabilities	1,914	1,895	1,349
Current liabilities	1,047	1,006	814
Total liabilities & shareholders' equity	5,709	6,101	5,556
Revenues from sales	9,929	7,388	4,665
Net income	409	490	615
Other comprehensive income	$ (21)	$ 80	$ (11)
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned	20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned	49.09%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned	10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned	10.00%